Shareholders' capital - Narrative (Details) $ / shares in Units, $ in Thousands				2 Months Ended	12 Months Ended				60 Months Ended
	Jun. 17, 2024 USD ($) $ / shares shares	Apr. 01, 2024 $ / shares shares	Mar. 03, 2022	Mar. 02, 2022	Dec. 31, 2024 USD ($) right vote shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 $ / shares	Mar. 30, 2029 $ / shares	Mar. 30, 2024 $ / shares	Dec. 31, 2024 $ / shares
Stockholders Equity Note [Line Items]
Number of entitled votes per common share | vote					1
Number of voting rights per share | right					1
Discount rate on share purchases (percent)					50.00%
Total share-based compensation | $					$ 18,388		$ 10,508
Unrecognized compensation costs, non-vested awards | $					$ 11,109	$ 11,109
Unrecognized compensation costs, non-vested options, period of recognition					1 year 4 months 24 days
Common shares issued from treasury (in shares)					183,566
Share based awards settled for cash value as payment for tax withholding (in shares)					189,547
Company Match, First $5,000 Contributed by Employee
Stockholders Equity Note [Line Items]
Employer matching contribution (percent)					20.00%
Employee contribution eligible for 20% Company match | $					$ 5
Maximum employee contribution eligible for partial Company match | $					$ 10
Company Match, Employee Contributions $5,001 to $10,000
Stockholders Equity Note [Line Items]
Employer matching contribution (percent)					10.00%
Performance and restricted share units
Stockholders Equity Note [Line Items]
Total share-based compensation | $					$ 15,964		$ 7,337
ESPP
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)					741,849		752,582
Vesting period of matching contribution shares					1 year
Maximum aggregate number of shares reserved for future issuance (in shares)					6,500,000	6,500,000
Share options
Stockholders Equity Note [Line Items]
Total share-based compensation | $					$ 658		$ 1,325
Percentage of shares reserved under the plan (must not exceed)					8.00%
Deferred Share Units
Stockholders Equity Note [Line Items]
Exercise of share-based awards issued (in shares)					250,369		181,328
Shares issued during period (in shares)					601,838		724,583
Performance and restricted share units
Stockholders Equity Note [Line Items]
Award vesting period					3 years
Series A Shares
Stockholders Equity Note [Line Items]
Dividend rate, percentage					6.576%
Dividend declared per preferred share (USD per share) | $ / shares						$ 1.644		$ 1.2905
Preferred dividend rate reset period					5 years
Shares issued, price per share (USD and CAD per share) | $ / shares											$ 25
Basis spread on variable rate					2.94%
Series D Shares
Stockholders Equity Note [Line Items]
Dividend declared per preferred share (USD per share) | $ / shares						$ 1.6031		$ 1.2728		$ 1.2728
Preferred dividend rate reset period					5 years
Shares issued, price per share (USD and CAD per share) | $ / shares		$ 25
Basis spread on variable rate					3.28%
Shares tendered for converted (in shares)		(1,000,000)
Series D Shares | Forecast
Stockholders Equity Note [Line Items]
Dividend declared per preferred share (USD per share) | $ / shares									$ 1.7132
Common shares
Stockholders Equity Note [Line Items]
Discount rate on share purchases under dividend reinvestment plan (percent)			3.00%	5.00%
Settlement of outstanding share purchase contracts | $	$ 1,150,000
Number of shares issued pursuant to public offering (in shares)	76,909,700
Sale of stock, average price per share (in USD) | $ / shares	$ 14.95
Common shares | Public Stock Offering
Stockholders Equity Note [Line Items]
Exercise of share-based awards settled (in shares)					373,113		102,460
DSU Plan
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)					2,000,000	2,000,000
PSU and RSU Plan
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)					14,000,000	14,000,000
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount (or more)					20.00%
Percentage of shares issued on number of PSU grants (percent)					0.00%
Maximum
Stockholders Equity Note [Line Items]
Percentage of shares issued on number of PSU grants (percent)					240.00%